As filed with the Securities and Exchange Commission on December 8, 2005
Registrations Nos.

811-08946
333-53040

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 21	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 154	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices)(Zip Code)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Charlene A. Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Charlene A. Grant Pacific Life Insurance Company P.O. Box 9000 Newport Beach, CA 92658-9030	Jeffrey S. Puretz, Esq. Dechert LLP 1775 Eye Street, N.W. Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on December 12, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Odyssey individual flexible premium deferred variable annuity contract.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A
Item No.		Prospectus Heading

1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC ODYSSEY

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC ODYSSEY; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC ODYSSEY; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers and Market-timing Restrictions; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC ODYSSEY; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Choosing Your Annuity Option, — Your Annuity Payments, — Death Benefits; OTHER OPTIONAL RIDERS; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions; TERMS USED IN THIS PROSPECTUS

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS

9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC ODYSSEY; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC ODYSSEY; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	AN OVERVIEW OF PACIFIC ODYSSEY; CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Prospectus Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 333-53040, Accession No.  0000892569-05-000256, filed on April 20, 2005, Accession No.  0000892569-05-000438, filed on June 15, 2005, Accession No.  0000892569-05-000501, filed on July 13, 2005, Accession No. 0000892569-05-000527, filed on July 26, 2005, and Accession No.  0000892569-05-000567, filed on August 2, 2005 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000892569-05-000256, filed on April 20, 2005, Accession No. 0000892569-05-000438, filed on June 15, 2005, Accession No. 0000892569-05-000501, filed on July 13, 2005, Accession No. 0000892569-05-000527, filed on July 26, 2005, and Accession No. 0000892569-05-000567, filed on August 2, 2005 and incorporated by reference herein.)

Supplement dated December 12, 2005 to the Prospectus dated May 1, 2005 for the Pacific Value, Pacific Portfolios, Pacific Innovations Select, Pacific Innovations, Pacific One Select, Pacific One, Pacific Odyssey, Pacific Select Variable Annuity and Pacific Select Variable Annuity II variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the Pacific Select Fund prospectus and supplements thereto.

This supplement must be preceded or accompanied by the applicable Prospectus dated May 1, 2005.

The changes described below are effective January 1, 2006.

All references to the Blue Chip Investment Option and Portfolio are replaced with the following:

Large-Cap Growth

(formerly called Blue Chip)

YOUR INVESTMENT OPTIONS is amended as follows:

The disclosure regarding the Blue Chip Portfolio in the Your Variable Investment Options chart is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Large-Cap Growth (formerly called Blue Chip)	Long-term growth of capital (current income is of secondary importance).	Equity securities of large- capitalization growth companies.	Loomis, Sayles & Company, L.P.

TERMS USED IN THIS PROSPECTUS is amended as follows:

The term “Business Day” is amended to include the following:

Any systematic pre-authorized transaction scheduled to occur on December 30 or December 31 where that day is not a Business Day will be deemed an order for the last Business Day of the calendar year and will be calculated using the applicable Subaccount Unit Value at the close of that Business Day.

PART II

Part C: OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

Part A: NONE

Part B:

	(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2004 which are incorporated by reference from the 2004 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

	(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2004 and 2003, and for the three year period ending December 31, 2004, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

	(b)	Exhibits

		1.	(a) Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]

(b) Memorandum Establishing Two New Variable Accounts—Aggressive Equity and Emerging Markets Portfolios.[1]

(c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company (formerly Pacific Mutual Life Insurance Company) and Pacific Select Distributors, Inc. (“PSD”) (formerly Pacific Equities Network)[1]

	(b)	Form of Selling Agreement between Pacific Life Insurance Company (formerly Pacific Mutual Life Insurance Company), PSD and Various Broker-Dealers[1]

4.	(a)	(1) Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-13200)[1]

(2) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-17800)[8]

	(b)	Qualified Pension Plan Rider (Form No. R90-Pen-V)[1]

	(c)	403(b) Tax-Sheltered Annuity Rider [4]

	(d)	Form of Section 457 Plan Rider (Form No. R95-457)[1]

	(e)	Individual Retirement Annuity Rider (Form No. 20-18900)[5]

	(f)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[5]

	(g)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[5]

	(h)	Qualified Retirement Plan Rider [4]

	(i)	Stepped-Up Death Benefit Rider (Form No. 20-13500)[1]

	(j)	(1) Premier Death Benefit Rider (Form No. 20-13600)[1]

(2) Premier Death Benefit Rider (Form No. 20-18000)[5]

	(k)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[3]

	(l)	Form of Guaranteed Protection Advantage 5 Rider (Form No. 20-19500)[6]

	(m)	(1) Income Access Rider (Form No. 20-19808)[6]

(2) Income Access Rider (Form No. 20-1104)[10]

(3) Income Access Endorsement (Form No. 15-1122)[14]

	(n)	Form of DCA Plus Fixed Option Rider (Form No. 20-1103)[9]

	(o)	Guaranteed Income Advantage II Rider (Form No. 20-1109)[10]

	(p)	Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[10]

	(q)	Guaranteed Income Annuity Rider (Form No. 20-1118)[11]

	(r)	(1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider[11]

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)[14]

	(s)	Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120)[15]

5.	(a)	(1) Application Form for Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 25-13200)[1]

(2) Form of Application Form for Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 25-17810)[8]

	(b)	Form of Variable Annuity PAC APP[1]

	(c)	Form of Application/Confirmation Form[1]

	(d)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[7]

	(e)	Form of Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55- 16600)[3]

	(f)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[6]

	(g)	Form of Income Access Rider Request Form (Form No. 2315-3A)[6]

	(h)	Form of Portfolio Optimization Rider Request Form (Form No. 2311-5A)[11]

	(i)	Form of Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B)[13]

6.	(a)	Pacific Life’s Articles of Incorporation[1]

	(b)	By-laws of Pacific Life[1]

7.	Not applicable

8.	(a)	Fund Participation Agreement[2]

	(b)	Addendum to Fund Participation Agreement (to add Strategic Value and Focused 30 Portfolios)[2]

	(c)	Addendum to Fund Participation Agreement (to add nine new Portfolios)[2]

	(d)	Addendum to Fund Participation Agreement (to add the Equity Income and Research Portfolios)[4]
	(e)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company[12]

9.	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm[13]

11.	Not applicable

12.	Not applicable

13.	Not applicable

14.	Not applicable

15.	Powers of Attorney[4]

16.	Not applicable

[1]	Included in Registrant’s Registration Statement, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/A, File No. 333-53040, Accession No. 0001017062-01-500230 filed on May 7, 2000, and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0000898430-01-503122 filed on October 25, 2001, and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-02-000784 filed on April 30, 2002 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-02-002152 filed on December 19, 2002, and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-03-000461 filed on March 18, 2003, and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-03-001021 filed on April 30, 2003 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001193125-03-014157 filed on June 27, 2003 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001193125-03-043302 filed on August 28, 2003 and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001193125-04-031234 filed on February 27, 2004 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/A, File No. 333-53040, Accession No. 0000892569-04-000884 filed on October 15, 2004 and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000892569-05-000256 filed on April 20, 2005 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000892569-05-000438 filed on June 15, 2005 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/A, File No. 333-53040, Accession No. 0000892569-05-000567 filed on August 2, 2005 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

David R. Carmichael	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Corporate Secretary

Brian D. Klemens	Vice President and Treasurer

Edward R. Byrd	Vice President, Controller and Chief Accounting Officer

Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

                The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	California
Pacific LifeCorp^	Delaware	98
Pacific Life Insurance Company +	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Associated Financial Group, Inc.	California	100
Associated Planners Investment Advisory, Inc.	California	100
Associated Securities Corp.	California	100
M.L. Stern & Co., LLC	Delaware	100
Tower Asset Management, LLC	Delaware	100
Mutual Service Corporation	Michigan	100
Contemporary Financial Solutions, Inc.	Delaware	100
United Planners’ Group, Inc.	Arizona	100
United Planners’ Financial Services of America (1)	Arizona	See (1) below
UPFSA Insurance Agency of Arizona, Inc.	Arizona	100
United Planners Insurance Agency of Massachusetts, Inc.	Massachusetts	100
Waterstone Financial Group, Inc.	Illinois	100
Pacific Select Group, LLC	Delaware	100
Pacific Asset Management LLC	Delaware	100
Carson-Pacific LLC	Delaware	40
Allianz-PacLife Partners LLC (3)	Delaware	See (3) below
Pacific Financial Products Inc.	Delaware	100
Allianz Global Investors of America, Inc. (2)	Delaware	See (2) below
Pacific TriGuard Partners LLC	Delaware	100
Confederation Life and Annuity Company	Georgia	100
Asset Management Finance Corporation	Delaware	50
AMF-ACM Finance LLC	Delaware	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.	Delaware	100
Grayhawk Golf Holdings LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf LLC	Nevada	100
CW Atlanta LLC	Delaware	100
CityWalk Towers, LLC	Delaware	90
College Savings Bank	New Jersey	100
College Savings Trust	Montana	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Aviation Capital Group Holding Corp.	Delaware	95
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition V Corporation	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition VIII LLC	Delaware	34
ACG Acquisition XIV LLC	Delaware	20
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust (Statutory Trust)	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland, Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisition XXI LLC	Delaware	100
ACG Acquisition 40 LLC	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG Acquisition IX LLC	Delaware	33
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II (Statutory Trust)	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37-38 LLCs	Delaware	100
ACG Acquisition Ireland II, Limited	Ireland	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 – 36 and 39 LLCs	Delaware	100
ACGFS LLC	Delaware	100
Boullioun Aviation Services Inc. #	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
V2500 Statutory Trust	Connecticut	100
Boullioun Portfolio Finance IV LLC	Nevada	100
Rainier Aircraft Investment Notes Trust (Statutory Trust)	Delaware	100
Desert Rainier LLC	Nevada	100
Boullioun Aviation Services (Bermuda) Limited	Bermuda	100
Boullioun Aviation Services (Netherlands) BV	Netherlands	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1 (Statutory Trust)	Delaware	100
BAHC (Bermuda) One Limited	Bermuda	100
Bellevue Aircraft Leasing Limited	Ireland	100
Bellevue Coastal Leasing LLC	Washington	100
Northern Aircraft Leasing AS	Norway	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACG Acquisition 30743 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
30279 Statutory Trust	Connecticut	100
30280 Statutory Trust	Connecticut	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
29141 Statutory Trust	Connecticut	100

#	means abbreviated structure

(1)	United Planners Group is the general partner and holds an approximately 45% general partnership interest.

(2)	Allianz-PacLife Partners LLC and Pacific Financial Products, Inc. own the Class E units.

(3)	Pacific Asset Management LLC holds a non-managing membership interest.

^	Pacific Life ESOP owns 2%

+	Pacific Life owns a direct membership interest in Allianz-PacLife Partners LLC

Item 27. Number of Contractholders

Pacific Odyssey — Approximately	42	Qualified
	169	Non Qualified

Item 28.	Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.	Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 8th day of December, 2005.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	December 8, 2005

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 8, 2005

David R. Carmichael*	Director, Senior Vice President and General Counsel	December 8, 2005

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	December 8, 2005

Signature	Title	Date

Edward R. Byrd*	Vice President, Controller and Chief Accounting Officer	December 8, 2005

Brian D. Klemens*	Vice President and Treasurer	December 8, 2005

Gerald W. Robinson*	Executive Vice President	December 8, 2005

*By:	/s/ DAVID R. CARMICHAEL

	David R. Carmichael	December 8, 2005
as attorney-in-fact

(Powers Of Attorney are contained in Post-Effective Amendment No. 2 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-53040, Accession No. 0001017062-02-000784 filed on April 30, 2002, as Exhibit 15.)